Document and Entity Information	Apr. 10, 2023
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0000105319
Document Type	8-K/A
Document Period End Date	Apr. 10, 2023
Entity Registrant Name	WW INTERNATIONAL, INC.
Entity Incorporation State Country Code	VA
Entity File Number	001-16769
Entity Tax Identification Number	11-6040273
Entity Address, Address Line One	675 Avenue of the Americas
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	(212)
Local Phone Number	589-2700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value
Trading Symbol	WW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K (“Amendment No. 1”) is being filed with the U.S. Securities and Exchange Commission (the “SEC”) solely to amend and supplement Item 9.01 of the Current Report on Form 8-K (the “Original Form 8-K”) filed by WW International, Inc. (the “Company”) on April 14, 2023, which reported under Item 2.01 the completion of the Company’s previously announced acquisition Weekend Health, Inc., doing business as Sequence (“Weekend Health”), among other events. Under Item 9.01 of the Original Form 8-K, the Company stated that (i) the financial statements and (ii) the pro forma financial information required to be provided under Item 9.01 of Form 8-K would be provided by amendment to the Original 8-K not later than 71 days after the date the Original 8-K was required to be filed. This Amendment No. 1 provides such information required by Item 9.01.